Summary of Significant Accounting Policies -10Q - Major Customers & Vendors (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Revenue from Contract with Customer Benchmark | Customer Concentration Risk | Customer One
Product Information [Line Items]
Concentration risk, percentage	12.00%		14.00%
Revenue from Contract with Customer Benchmark | Customer Concentration Risk | Prime Contractors
Product Information [Line Items]
Concentration risk, percentage	10.00%	10.00%
Cost of Goods and Service | Vendor Concentration Risk | A4 Technologies - RCA Segment
Product Information [Line Items]
Concentration risk, percentage		17.00%